Retirement benefits	6 Months Ended
Jun. 30, 2020
15. Retirement benefits
Retirement benefits

15. Retirement benefits

As at 30 June 2020, the Group’s IAS 19 pension surplus across all schemes was £2.5bn (December 2019: £1.8bn). The UK Retirement Fund (UKRF), which is the Group’s main scheme, had an IAS 19 pension surplus of £2.8bn (December 2019: £2.1bn). The movement for the UKRF was driven by higher than assumed asset returns and lower than expected long-term price inflation, partially offset by a decrease in the discount rate.

UKRF funding valuations

The last triennial actuarial valuation of the UKRF had an effective date of 30 September 2019 and was completed in February 2020. This valuation showed a funding deficit of £2.3bn and a funding level of 94.0%. A revised deficit recovery plan was agreed with deficit reduction contributions required from Barclays Bank PLC of £500m in 2019, £500m in 2020, £700m in 2021, £294m in 2022 and £286m in 2023. The deficit reduction contributions are in addition to the regular contributions to meet the Group’s share of the cost of benefits accruing over each year.

On 12 June 2020, Barclays Bank PLC paid the £500m deficit reduction contribution agreed for 2020 and at the same time the UKRF subscribed for non-transferrable listed senior fixed rate notes for £750m, backed by UK gilts (the Senior Notes). These Senior Notes entitle the UKRF to semi-annual coupon payments for five years, and full repayment in cash in three equal tranches in 2023, 2024, and at final maturity in 2025. The Senior Notes were issued by Heron Issuer Number 2 Limited (Heron 2), an entity that is consolidated within the Group under IFRS 10. As a result of the investment in Senior Notes, the regulatory capital impact of the £500m deficit reduction contribution paid on 12 June 2020 takes effect in 2023, 2024 and 2025 on maturity of the notes. The £250m additional investment by the UKRF in the Senior Notes has a positive capital impact in 2020 which is reduced equally in 2023, 2024 and 2025 on the maturity of the notes. Heron 2 acquired a total of £750m of gilts from Barclays Bank PLC for cash to support payments on the Senior Notes.

The next triennial actuarial valuation of the UKRF is due to be completed in 2023 with an effective date of 30 September 2022.